UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: NOVEMBER

                      Date of reporting period: 05/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United Kingdom                                                             17.6%
--------------------------------------------------------------------------------
Japan                                                                      17.3
--------------------------------------------------------------------------------
France                                                                     11.2
--------------------------------------------------------------------------------
Switzerland                                                                 7.9
--------------------------------------------------------------------------------
Germany                                                                     6.8
--------------------------------------------------------------------------------
United States                                                               5.7
--------------------------------------------------------------------------------
The Netherlands                                                             4.1
--------------------------------------------------------------------------------
Sweden                                                                      3.4
--------------------------------------------------------------------------------
Denmark                                                                     3.2
--------------------------------------------------------------------------------
Italy                                                                       3.1

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
ABB Ltd.                                                                    2.4%
--------------------------------------------------------------------------------
Continental AG                                                              2.3
--------------------------------------------------------------------------------
William Demant Holding AS                                                   2.1
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.0
--------------------------------------------------------------------------------
Aalberts Industries NV                                                      1.9
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                        1.9
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      1.9
--------------------------------------------------------------------------------
Technip SA                                                                  1.8
--------------------------------------------------------------------------------
Collins Stewart Tullett plc                                                 1.7
--------------------------------------------------------------------------------
Capita Group plc                                                            1.6

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2006, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REGIONAL ALLOCATION

Europe                    62.9%
Asia                      25.0
United States/Canada       6.0
Latin America              3.4
Middle East/Africa         2.7

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreement with the distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (12/1/05)        (5/31/06)      MAY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,144.20      $  6.92
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,018.50         6.51
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,140.20        11.15
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,014.56        10.50
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,140.20        10.88
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,014.81        10.25
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,142.60         8.79
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,016.75         8.28
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         1,146.90         4.18
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00         1,021.04         3.94

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended May 31, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.29%
--------------------------
Class B          2.08
--------------------------
Class C          2.03
--------------------------
Class N          1.64
--------------------------
Class Y          0.78

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.2%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
Continental AG                                       325,008    $    35,524,324
--------------------------------------------------------------------------------
AUTOMOBILES--2.8%
Bayerische Motoren
Werke AG                                             226,936         11,684,122
--------------------------------------------------------------------------------
Honda Motor Co.                                      176,173         11,636,401
--------------------------------------------------------------------------------
Porsche AG,
Preference                                             4,103          3,955,210
--------------------------------------------------------------------------------
Toyota Motor Corp.                                   281,165         15,074,545
                                                                ----------------
                                                                     42,350,278

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                       238,060          9,500,975
--------------------------------------------------------------------------------
William Hill plc                                     784,498          9,030,119
                                                                ----------------
                                                                     18,531,094

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Daito Trust
Construction
Co. Ltd.                                             166,087          9,063,480
--------------------------------------------------------------------------------
Groupe SEB SA 1                                      101,781         11,392,325
--------------------------------------------------------------------------------
Koninklijke (Royal)
Philips Electronics
NV                                                   224,110          7,047,231
--------------------------------------------------------------------------------
Sony Corp.                                           236,245         10,660,332
                                                                ----------------
                                                                     38,163,368

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
GS Home Shopping,
Inc.                                                  65,538          4,980,428
--------------------------------------------------------------------------------
GUS plc                                              310,372          5,369,055
                                                                ----------------
                                                                     10,349,483

--------------------------------------------------------------------------------
MEDIA--3.8%
British Sky Broadcasting
Group plc                                            460,257          4,574,854
--------------------------------------------------------------------------------
Gestevision Telecinco
SA                                                   129,751          3,127,391
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                        574,640         10,567,630
--------------------------------------------------------------------------------
Mediaset SpA                                         818,625          9,493,281

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
News Corp., Inc.,
Cl. B                                                156,939    $     3,058,089
--------------------------------------------------------------------------------
Publishing &
Broadcasting Ltd.                                    264,438          3,707,800
--------------------------------------------------------------------------------
Societe Television
Francaise 1                                          176,236          5,824,098
--------------------------------------------------------------------------------
Vivendi SA                                           241,217          8,651,543
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                 1,742,300          8,731,254
                                                                ----------------
                                                                     57,735,940

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Next plc                                             363,288         11,040,227
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
DSG International
plc                                                  451,604          1,644,784
--------------------------------------------------------------------------------
Hennes & Mauritz AB,
B Shares                                             517,085         18,707,489
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                            237,140          9,401,732
                                                                ----------------
                                                                     29,754,005

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.2%
Burberry Group plc                                   103,229            843,639
--------------------------------------------------------------------------------
Compagnie Financiere
Richemont AG,
A Shares                                             179,227          8,368,976
--------------------------------------------------------------------------------
Luxottica Group
SpA                                                  585,050         15,908,202
--------------------------------------------------------------------------------
Puma AG                                               40,061         14,674,318
--------------------------------------------------------------------------------
Swatch Group AG
(The), Cl. B 1                                        54,284          8,807,145
                                                                ----------------
                                                                     48,602,280

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.9%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Carlsberg AS, Cl. B                                  118,300          8,282,748
--------------------------------------------------------------------------------
Foster's Group Ltd.                                  689,188          2,776,280
--------------------------------------------------------------------------------
Heineken NV                                          179,395          7,169,823
--------------------------------------------------------------------------------
Pernod-Ricard SA                                      77,132         15,052,798
                                                                ----------------
                                                                     33,281,649


                   15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Carrefour SA                                          42,680    $     2,474,718
--------------------------------------------------------------------------------
William Morrison
Supermarkets plc                                     730,826          2,675,404
--------------------------------------------------------------------------------
Woolworths Ltd.                                      200,742          2,809,122
                                                                ----------------
                                                                      7,959,244

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Cadbury Schweppes
plc                                                  625,709          5,985,378
--------------------------------------------------------------------------------
Koninklijke Numico
NV                                                    95,915          4,258,656
--------------------------------------------------------------------------------
Nestle SA                                             22,349          6,666,827
                                                                ----------------
                                                                     16,910,861

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
L'Oreal SA                                           143,313         12,827,285
--------------------------------------------------------------------------------
Safilo SpA 2                                         757,700          3,699,176
                                                                ----------------
                                                                     16,526,461

--------------------------------------------------------------------------------
ENERGY--5.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Technip SA                                           456,312         27,311,733
--------------------------------------------------------------------------------
OIL & GAS--3.7%
BG Group plc                                         922,447         12,335,315
--------------------------------------------------------------------------------
BP plc, ADR                                          209,495         14,811,297
--------------------------------------------------------------------------------
Neste Oil Oyj                                         96,100          3,249,772
--------------------------------------------------------------------------------
Total SA                                             300,884         19,641,112
--------------------------------------------------------------------------------
Tsakos Energy Navigation
Ltd.                                                 165,075          6,084,665
                                                                ----------------
                                                                     56,122,161

--------------------------------------------------------------------------------
FINANCIALS--18.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.9%
3i Group plc                                         815,140         13,529,263
--------------------------------------------------------------------------------
Credit Suisse Group                                  124,243          7,172,865
--------------------------------------------------------------------------------
Mediobanca SpA                                       348,930          7,033,148
--------------------------------------------------------------------------------
MLP AG 1                                             209,460          4,664,806
--------------------------------------------------------------------------------
UBS AG                                               102,277         11,566,017
                                                                ----------------
                                                                     43,966,099

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.2%
Anglo Irish
Bank Corp.                                         1,812,868    $    28,224,431
--------------------------------------------------------------------------------
Commerzbank AG                                       239,496          8,973,428
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                        518,690         13,797,154
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                               1,681,600          9,934,160
--------------------------------------------------------------------------------
Mitsubishi UFJ
Financial Group, Inc.                                  2,139         29,406,603
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                            682,573         22,006,954
--------------------------------------------------------------------------------
Societe Generale,
Cl. A 1,2                                            102,766         15,828,387
--------------------------------------------------------------------------------
UniCredito Italiano
SpA 3                                              1,046,185          7,976,423
--------------------------------------------------------------------------------
UniCredito Italiano
SpA 3                                                563,095          4,285,987
                                                                ----------------
                                                                    140,433,527

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Collins Stewart
Tullett plc                                        1,973,212         26,495,478
--------------------------------------------------------------------------------
INSURANCE--1.6%
Allianz AG                                            68,033         10,517,916
--------------------------------------------------------------------------------
AMP Ltd.                                           1,132,658          7,488,920
--------------------------------------------------------------------------------
Prudential plc                                       639,500          7,014,526
                                                                ----------------
                                                                     25,021,362

--------------------------------------------------------------------------------
REAL ESTATE--2.5%
Solidere, GDR 2                                       74,732          1,636,631
--------------------------------------------------------------------------------
Solidere, GDR 2,4                                    785,925         17,211,758
--------------------------------------------------------------------------------
Sumitomo Realty &
Development
Co. Ltd.                                             762,700         18,705,350
                                                                ----------------
                                                                     37,553,739

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development
Finance Corp. Ltd.                                   277,800          6,740,572
--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
Marshall Edwards,
Inc. 2,5                                           1,717,263          5,392,206


                   16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
NicOx SA 2                                         1,396,391    $    21,024,595
                                                                ----------------
                                                                     26,416,801

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Art Advanced
Research Technologies,
Inc. 2,5,6                                         1,901,125          1,121,862
--------------------------------------------------------------------------------
Art Advanced
Research Technologies,
Inc. 2,4,6                                         1,721,500          1,015,865
--------------------------------------------------------------------------------
Essilor International
SA                                                   120,033         12,081,743
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 2,6                              1,092,100          4,487,461
--------------------------------------------------------------------------------
Synthes, Inc.                                         57,692          7,063,843
--------------------------------------------------------------------------------
Terumo Corp.                                         297,080         10,532,224
--------------------------------------------------------------------------------
William Demant
Holding AS 2                                         420,905         31,711,426
                                                                ----------------
                                                                     68,014,424

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
Astellas Pharma, Inc.                                113,705          4,512,013
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                  146,293          4,049,103
--------------------------------------------------------------------------------
H. Lundbeck AS                                       101,595          2,234,315
--------------------------------------------------------------------------------
NeuroSearch AS 2                                     238,925          7,471,281
--------------------------------------------------------------------------------
Novogen Ltd. 2,6                                   6,618,140         13,393,920
--------------------------------------------------------------------------------
Oxagen Ltd. 2,5                                      214,287             17,541
--------------------------------------------------------------------------------
Roche Holdings AG                                     54,198          8,437,373
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                    152,537         14,376,085
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                  363,200          6,588,867
--------------------------------------------------------------------------------
SkyePharma plc 2                                   4,212,048          2,894,838
--------------------------------------------------------------------------------
Takeda Pharmaceutical
Co. Ltd.                                             159,750         10,393,660
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                         73,270          2,667,761
                                                                ----------------
                                                                     77,036,757

--------------------------------------------------------------------------------
INDUSTRIALS--15.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Empresa Brasileira de
Aeronautica SA,
Preference                                         2,342,446         19,448,633

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Qinetiq plc 2                                      1,997,800    $     6,370,154
                                                                ----------------
                                                                     25,818,787

--------------------------------------------------------------------------------
AIRLINES--0.8%
easyJet plc 2                                      1,913,838         12,491,200
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.3%
BTG plc 2                                          2,271,581          7,944,076
--------------------------------------------------------------------------------
Capita Group plc                                   2,920,518         24,892,020
--------------------------------------------------------------------------------
Prosegur Compania
de Seguridad SA                                      470,324         11,746,047
--------------------------------------------------------------------------------
Randstad Holding
NV 1                                                  76,153          4,683,936
                                                                ----------------
                                                                     49,266,079

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Koninklijke Boskalis
Westminster NV                                        73,426          5,080,733
--------------------------------------------------------------------------------
Leighton Holdings
Ltd.                                                 405,558          5,297,019
--------------------------------------------------------------------------------
Vinci SA                                              68,294          6,274,577
                                                                ----------------
                                                                     16,652,329

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.5%
ABB Ltd.                                           2,911,490         36,795,327
--------------------------------------------------------------------------------
Ceres Power
Holdings plc 2                                       854,560          4,261,453
--------------------------------------------------------------------------------
Ushio, Inc.                                          573,350         12,270,742
                                                                ----------------
                                                                     53,327,522

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
Aalberts Industries
NV                                                   399,930         29,646,272
--------------------------------------------------------------------------------
Siemens AG                                           136,724         11,713,694
                                                                ----------------
                                                                     41,359,966

--------------------------------------------------------------------------------
MACHINERY--1.2%
Hyundai Heavy
Industries Co. Ltd.                                   98,285         10,018,369
--------------------------------------------------------------------------------
Takeuchi Mfg.
Co. Ltd.                                             187,329          8,360,766
                                                                ----------------
                                                                     18,379,135


                   17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Bunzl plc                                          1,027,062    $    11,783,785
--------------------------------------------------------------------------------
Wolseley plc                                         359,710          8,381,932
                                                                ----------------
                                                                     20,165,717

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
Nokia Oyj                                            345,425          7,396,273
--------------------------------------------------------------------------------
Tandberg ASA                                       1,788,005         15,293,583
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                           9,498,330         30,355,759
                                                                ----------------
                                                                     53,045,615

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
Benq Corp.                                        10,574,000          7,789,805
--------------------------------------------------------------------------------
Logitech International
SA 2                                                 259,063         10,481,150
                                                                ----------------
                                                                     18,270,955

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.3%
Electrocomponents
plc                                                  260,741          1,234,902
--------------------------------------------------------------------------------
Hoya Corp.                                           439,075         16,935,126
--------------------------------------------------------------------------------
Keyence Corp.                                         43,874         11,253,820
--------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                      372,815          7,988,627
--------------------------------------------------------------------------------
Nidec Corp.                                          177,985         13,430,291
--------------------------------------------------------------------------------
Nippon Electric Glass
Co. Ltd.                                             265,650          5,782,953
--------------------------------------------------------------------------------
Omron Corp.                                          332,518          9,086,059
                                                                ----------------
                                                                     65,711,778

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
United Internet AG 2                                  92,212          5,163,588
--------------------------------------------------------------------------------
Yahoo Japan Corp.                                      7,527          3,997,232
                                                                ----------------
                                                                      9,160,820

--------------------------------------------------------------------------------
IT SERVICES--0.9%
Infosys Technologies
Ltd.                                                 227,039         14,267,346
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                          253,240         17,646,139

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
ASM International
NV 2                                                 420,995    $     7,169,545
--------------------------------------------------------------------------------
Samsung Electronics
Co.                                                   10,362          6,665,984
                                                                ----------------
                                                                     13,835,529

--------------------------------------------------------------------------------
SOFTWARE--2.6%
Autonomy Corp.
plc 2                                              1,498,842         11,520,498
--------------------------------------------------------------------------------
Business Objects SA 2                                119,602          3,508,060
--------------------------------------------------------------------------------
Enix Corp.                                           201,220          4,299,828
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                     75,525         12,851,874
--------------------------------------------------------------------------------
Sage Group plc
(The)                                              1,775,930          7,696,959
                                                                ----------------
                                                                     39,877,219

--------------------------------------------------------------------------------
MATERIALS--5.5%
--------------------------------------------------------------------------------
CHEMICALS--2.1%
Filtrona plc                                       1,382,232          7,987,539
--------------------------------------------------------------------------------
Nufarm Ltd.                                          715,746          5,761,853
--------------------------------------------------------------------------------
Sika AG 2                                              9,828         11,049,493
--------------------------------------------------------------------------------
Syngenta AG 2                                         51,708          7,107,702
                                                                ----------------
                                                                     31,906,587

--------------------------------------------------------------------------------
METALS & MINING--3.4%
Companhia Vale
do Rio Doce,
Sponsored ADR                                        423,500         16,520,735
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                        120,015         20,349,777
--------------------------------------------------------------------------------
Rio Tinto plc                                        273,552         15,158,112
                                                                ----------------
                                                                     52,028,624

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
KDDI Corp.                                             1,723         10,899,144
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                            129,954          3,391,799
--------------------------------------------------------------------------------
Vodafone Group plc                                 5,128,200         11,796,241
                                                                ----------------
                                                                     26,087,184


                   18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                           402,580    $     9,992,279
                                                                ----------------
Total Common Stocks
(Cost $1,021,065,617)                                             1,491,132,677

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
--------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.:
Preference 2,6                                     3,124,013          1,843,494
Series 2, Preference 2,6                             976,420            576,190
--------------------------------------------------------------------------------
Ceres Group, Inc.:
$4.00 Cv., Series D 2,5                               64,547            419,556
Cv., Series C 2,5                                    600,000          3,900,000
Cv., Series D 2,5                                    459,800          2,988,700
                                                                ----------------
Total Preferred Stocks
(Cost $9,320,291)                                                     9,727,940

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Arkema Rts., Exp.
6/26/06 2
(Cost $198,046)                                       75,221            266,994

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
--------------------------------------------------------------------------------
Undivided interest of 5.96% in joint repurchase
agreement (Principal Amount/Value $400,157,000,
with a maturity value of $400,211,132) with
Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 4.87%, dated 5/31/06, to be
repurchased at $23,855,227 on 6/1/06,
collateralized by U.S. Treasury Bonds,
6.25%-8.125%, 11/15/16-8/15/23,
with a value of
$408,510,581
(Cost $23,852,000)                              $ 23,852,000         23,852,000

                                                   PRINICIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--2.9%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
Undivided interest of 0.61% in joint
repurchase agreement (Principal
Amount/Value $4,100,000,000,
with a maturity value of
$4,100,575,139) with
Nomura Securities, 5.05%,
dated 5/31/06, to be
repurchased at $25,003,507
on 6/1/06, collateralized
by U.S. Agency Mortgages,
0.00%--8.67%,
12/1/08--3/1/44,
with a value of
$4,182,000,000 7                                $ 25,000,000    $    25,000,000
--------------------------------------------------------------------------------
Undivided interest of 1.84% in joint repurchase
agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of
$1,000,141,181) with Bank of America NA,
5.0825%, dated 5/31/06, to be repurchased
at $18,383,116 on 6/1/06, collateralized
by U.S. Agency Mortgages, 5%,
10/1/35, with a value of
$1,020,000,001 7                                  18,380,521         18,380,521
                                                                ----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $43,380,521)                                                   43,380,521

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,097,816,475)                                  102.9%     1,568,360,132
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (2.9)       (43,857,530)
                                                --------------------------------
NET ASSETS                                             100.0%   $ 1,524,502,602
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 7 of accompanying Notes.

2. Non-income producing security.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,227,623 or 1.20% of the Fund's net assets as of May 31, 2006.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of May 31, 2006 was $13,839,865, which represents 0.91% of the Funds's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.


                   19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

6. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES        GROSS         GROSS          SHARES           VALUE    DIVIDEND
                                 NOV. 30, 2005    ADDITIONS    REDUCTIONS    MAY 31, 2006      SEE NOTE 1      INCOME
----------------------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                   1,901,125           --            --       1,901,125    $  1,121,862    $     --
Art Advanced Research
Technologies, Inc.                     389,400    1,332,100            --       1,721,500       1,015,865          --
Art Advanced Research
Technologies, Inc., Preference       3,096,218       27,795            --       3,124,013       1,843,494          --
Art Advanced Research
Technologies, Inc., Series 2,
Preference                                  --      976,420            --         976,420         576,190          --
Novogen Ltd.                         6,204,740      413,400            --       6,618,140      13,393,920          --
Ortivus AB, Cl. B                      710,800      381,300            --       1,092,100       4,487,461          --
                                                                                             -------------------------
                                                                                             $ 22,438,792    $     --
                                                                                             =========================

7. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                    VALUE     PERCENT
---------------------------------------------------------
United Kingdom               $   275,836,646        17.6%
Japan                            271,310,236        17.3
France                           176,536,053        11.2
Switzerland                      123,516,718         7.9
Germany                          106,871,406         6.8
United States                     89,433,958         5.7
The Netherlands                   65,056,196         4.1
Sweden                            53,550,709         3.4
Denmark                           49,699,770         3.2
Italy                             48,396,217         3.1
Australia                         44,293,003         2.8
India                             43,536,326         2.8
Brazil                            35,969,368         2.3
Ireland                           28,224,431         1.8
Korea, Republic of South          25,056,580         1.6
Spain                             24,275,170         1.5
Finland                           20.638,324         1.3
South Africa                      20,349,777         1.3
Lebanon                           18,848,389         1.2
Norway                            15,293,583         1.0
Mexico                            10,567,630         0.7
Taiwan                             7,789,805         0.5
Bermuda                            6,084,665         0.4
Canada                             4,557,411         0.3
Israel                             2,667,761         0.2
                             ----------------------------
Total                        $ 1,568,360,132       100.0%
                             ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

May 31, 2006
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of
 approximately $41,101,039) --
see accompanying statement of investments:
Unaffiliated companies (cost $1,065,076,872)                                       $ 1,545,921,340
Affiliated companies (cost $32,739,603)                                                 22,438,792
                                                                                   ----------------
                                                                                     1,568,360,132
---------------------------------------------------------------------------------------------------
Cash                                                                                     4,999,946
---------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                       25,626
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                   4,222,011
Shares of beneficial interest sold                                                       2,795,432
Investments sold                                                                           340,862
Other                                                                                       41,593
                                                                                   ----------------
Total assets                                                                         1,580,785,602

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                              43,380,521
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                    8,671,486
Shares of beneficial interest redeemed                                                   2,942,468
Distribution and service plan fees                                                         562,837
Transfer and shareholder servicing agent fees                                              284,833
Trustees' compensation                                                                     183,598
Shareholder communications                                                                  83,979
Other                                                                                      173,278
                                                                                   ----------------
Total liabilities                                                                       56,283,000

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 1,524,502,602
                                                                                   ================

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                    $ 1,356,884,666
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                         (8,860,812)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions        (294,164,177)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                      470,642,925
                                                                                   ----------------
NET ASSETS                                                                         $ 1,524,502,602
                                                                                   ================


                   21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$914,956,669 and 38,896,208 shares of beneficial interest outstanding)             $         23.52
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                 $         24.95
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $169,825,925
and 7,565,204 shares of beneficial interest outstanding)                           $         22.45
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $187,046,311
and 8,327,639 shares of beneficial interest outstanding)                           $         22.46
---------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,991,348
and 1,896,235 shares of beneficial interest outstanding)                           $         23.20
---------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $208,682,349 and 8,880,282 shares of beneficial interest outstanding)    $         23.50

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2006
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,455,839)                         $    14,357,926
---------------------------------------------------------------------------------------------------
Interest                                                                                   497,294
                                                                                   ----------------
Total investment income                                                                 14,855,220

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                                          5,060,302
---------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                  1,088,743
Class B                                                                                    863,868
Class C                                                                                    905,206
Class N                                                                                    104,303
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  1,080,889
Class B                                                                                    221,855
Class C                                                                                    208,125
Class N                                                                                     79,016
Class Y                                                                                      5,286
---------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                     80,860
Class B                                                                                     37,725
Class C                                                                                     23,106
Class N                                                                                      2,837
Class Y                                                                                        748
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                162,256
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      19,470
---------------------------------------------------------------------------------------------------
Other                                                                                       47,440
                                                                                   ----------------
Total expenses                                                                           9,992,035
Less waivers and reimbursements of expenses                                                 (5,485)
                                                                                   ----------------
Net expenses                                                                             9,986,550

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    4,868,670


                   23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                        $    14,433,354
Foreign currency transactions                                                            1,395,439
                                                                                   ----------------
Net realized gain                                                                       15,828,793
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                             78,429,971
Translation of assets and liabilities denominated in foreign currencies                 60,515,378
                                                                                   ----------------
Net change in unrealized appreciation                                                  138,945,349

---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   159,642,812
                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS                YEAR
                                                                                             ENDED               ENDED
                                                                                      MAY 31, 2006        NOVEMBER 30,
                                                                                       (UNAUDITED)                2005
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $     4,868,670     $     3,140,881
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       15,828,793          70,324,013
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  138,945,349          67,940,472
                                                                                   ------------------------------------
Net increase in net assets resulting from operations                                   159,642,812         141,405,366

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                 (5,755,811)         (4,399,289)
Class B                                                                                         --                  --
Class C                                                                                    (90,787)                 --
Class N                                                                                   (180,972)           (132,170)
Class Y                                                                                   (125,384)                 --

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                 21,105,218           8,999,445
Class B                                                                                (12,780,747)        (27,375,157)
Class C                                                                                  5,876,941          (4,967,085)
Class N                                                                                  2,028,369              11,561
Class Y                                                                                204,156,675           6,636,879

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase                                                                         373,876,314         120,179,550
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  1,150,626,288       1,030,446,738
                                                                                   ------------------------------------
End of period (including accumulated net investment loss
of $8,860,812 and $7,576,528, respectively)                                        $ 1,524,502,602     $ 1,150,626,288
                                                                                   ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                             YEAR
                                                      ENDED                                                            ENDED
                                               MAY 31, 2006                                                         NOV. 30,
CLASS A                                         (UNAUDITED)          2005         2004          2003       2002         2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  20.70      $  18.19     $  15.72      $  11.63   $  14.96     $  19.77
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .10 1         .10 1        .04 1         .01        .12          .06
Net realized and unrealized gain (loss)                2.87          2.53         2.63          4.19      (3.41)       (3.93)
                                                   ---------------------------------------------------------------------------
Total from investment operations                       2.97          2.63         2.67          4.20      (3.29)       (3.87)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.15)         (.12)        (.20)         (.11)      (.04)          --
Distributions from net realized gain                     --            --           --            --         --         (.94)
                                                   ---------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (.15)         (.12)        (.20)         (.11)      (.04)        (.94)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  23.52      $  20.70     $  18.19      $  15.72   $  11.63     $  14.96
                                                   ===========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    14.42%        14.51%       17.18%        36.55%    (22.04)%     (20.58)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $914,957      $787,600     $686,313      $528,363   $358,097     $535,615
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $889,050      $717,536     $598,265      $390,315   $512,319     $536,366
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.84%         0.52%        0.22%         0.18%      0.62%        0.62%
Total expenses                                         1.29%         1.49%        1.61%         1.88%      1.64%        1.42%
Expenses after payments and waivers and reduction
to custodian expenses                                  1.29%         1.41%        1.43%         1.42%      1.56%        1.42%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%           26%          37%           61%        46%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                 SIX MONTHS                                                             YEAR
                                                      ENDED                                                            ENDED
                                               MAY 31, 2006                                                         NOV. 30,
CLASS B                                         (UNAUDITED)          2005         2004          2003       2002         2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  19.69      $  17.33     $  15.00      $  11.10   $  14.34     $  19.14
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             -- 1,2      (.05) 1      (.09) 1       (.13)      (.03)        (.01)
Net realized and unrealized gain (loss)                2.76          2.41         2.51          4.06      (3.21)       (3.85)
                                                   ---------------------------------------------------------------------------
Total from investment operations                       2.76          2.36         2.42          3.93      (3.24)       (3.86)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --            --         (.09)         (.03)        --           --
Distributions from net realized gain                     --            --           --            --         --         (.94)
                                                   ---------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                             --            --         (.09)         (.03)        --         (.94)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  22.45      $  19.69     $  17.33      $  15.00   $  11.10     $  14.34
                                                   ===========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    14.02%        13.62%       16.25%        35.49%    (22.59)%     (21.23)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $169,826      $160,347     $166,973      $174,959   $161,074     $230,085
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $173,543      $162,953     $167,441      $148,838   $200,304     $262,745
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.01%        (0.25)%      (0.57)%       (0.55)%    (0.12)%      (0.15)%
Total expenses                                         2.08%         2.19%        2.24%         2.48%      2.39%        2.17%
Expenses after payments and waivers and reduction
to custodian expenses                                  2.08%         2.19%        2.21%         2.19%      2.31%        2.17%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%           26%          37%           61%        46%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                             YEAR
                                                      ENDED                                                            ENDED
                                               MAY 31, 2006                                                         NOV. 30,
CLASS C                                         (UNAUDITED)          2005         2004          2003       2002         2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  19.71      $  17.34     $  15.01      $  11.12   $  14.37     $  19.16
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .01 1        (.04) 1      (.08) 1       (.08)      (.01)          -- 2
Net realized and unrealized gain (loss)                2.75          2.41         2.52          4.01      (3.24)       (3.85)
                                                   ---------------------------------------------------------------------------
Total from investment operations                       2.76          2.37         2.44          3.93      (3.25)       (3.85)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.01)           --         (.11)         (.04)        --           --
Distributions from net realized gain                     --            --           --            --         --         (.94)
                                                   ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.01)           --         (.11)         (.04)        --         (.94)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  22.46      $  19.71     $  17.34      $  15.01   $  11.12     $  14.37
                                                   ===========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    14.02%        13.67%       16.34%        35.44%    (22.62)%     (21.16)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $187,046      $158,968     $144,529      $116,659   $ 89,456     $114,084
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $181,785      $151,790     $131,125      $ 90,532   $106,551     $122,775
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.10%        (0.20)%      (0.52)%       (0.59)%    (0.12)%      (0.14)%
Total expenses                                         2.03%         2.13%        2.16%         2.38%      2.37%        2.17%
Expenses after payments and waivers and
reduction to custodian expenses                        2.03%         2.13%        2.16%         2.22%      2.29%        2.17%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%           26%          37%           61%        46%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                 SIX MONTHS                                                             YEAR
                                                      ENDED                                                            ENDED
                                               MAY 31, 2006                                                         NOV. 30,
CLASS N                                         (UNAUDITED)          2005         2004          2003       2002       2001 1
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  20.40      $  17.94     $  15.51      $  11.55   $  14.93     $  18.74
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .06 2         .05 2         -- 2,3       .02        .09          .01
Net realized and unrealized gain (loss)                2.84          2.49         2.60          4.08      (3.38)       (3.82)
                                                   ---------------------------------------------------------------------------
Total from investment operations                       2.90          2.54         2.60          4.10      (3.29)       (3.81)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.10)         (.08)        (.17)         (.14)      (.09)          --
Distributions from net realized gain                     --            --           --            --         --           --
                                                   ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.10)         (.08)        (.17)         (.14)      (.09)          --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  23.20      $  20.40     $  17.94      $  15.51   $  11.55     $  14.93
                                                   ===========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                    14.26%        14.19%       16.94%        36.01%    (22.18)%     (20.33)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 43,991      $ 36,980     $ 32,631      $ 21,180   $ 11,833     $  3,102
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 41,942      $ 33,383     $ 26,738      $ 14,722   $  9,195     $  1,152
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           0.50%         0.26%       (0.02)%       (0.16)%     0.19%        0.18%
Total expenses                                         1.67%         1.77%        1.77%         1.90%      1.80%        1.74%
Expenses after payments and waivers and
reduction to custodian expenses                        1.64%         1.67%        1.66%         1.73%      1.72%        1.74%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%           26%          37%           61%        46%          33%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS          PERIOD
                                                              ENDED           ENDED
                                                       MAY 31, 2006        NOV. 30,
 CLASS Y                                                (UNAUDITED)          2005 1
--------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      20.74    $      20.71
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                         .30             .05
Net realized and unrealized gain (loss)                        2.72            (.02)
                                                       -------------------------------
Total from investment operations                               3.02             .03
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.26)             --
Distributions from net realized gain                             --              --
                                                       -------------------------------
Total dividends and/or distributions to shareholders           (.26)             --
--------------------------------------------------------------------------------------
Net asset value, end of period                         $      23.50    $      20.74
                                                       ===============================

--------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            14.69%           0.15%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    208,683    $      6,731
--------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     74,202    $      2,071
--------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          2.53%           0.98%
Total expenses                                                 0.78%           0.85% 5
--------------------------------------------------------------------------------------
Portfolio turnover rate                                           5%             26%

1. For the period from September 7, 2005 (inception of offering) to November 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked"


                   31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                   32 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of May 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $283,830,342 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of May 31, 2006, it is estimated that the Fund will utilize $15,828,793 of capital loss carryforward to offset realized capital gains. During the year ended November 30, 2005, the Fund utilized $63,414,765 of capital loss carryforward to offset realized capital gains.

As of November 30, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                      EXPIRING
                      ------------------------------
                      2009              $ 13,236,293
                      2010               110,808,862
                      2011               175,613,980
                                        ------------
                      Total             $299,659,135
                                        ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended May 31, 2006, the Fund's projected benefit obligations were increased by $3,669 and payments of $13,331 were made to retired trustees, resulting in an accumulated liability of $143,437 as of May 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer


                   33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash over- drafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At May 31, 2006, the Fund had $753 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect


                   34 | OPPENHEIMER INTERNATIONAL GROWTH FUND the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED MAY 31, 2006      YEAR ENDED NOVEMBER 30, 2005 1
                                  SHARES          AMOUNT             SHARES           AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                           7,895,164   $ 183,560,244         13,981,578   $  271,359,569
Dividends and/or
distributions reinvested         231,092       4,968,472            203,071        3,746,661
Redeemed                      (7,277,719)   (167,423,498) 2     (13,863,240)    (266,106,785) 3
                              -----------------------------------------------------------------
Net increase                     848,537   $  21,105,218            321,409   $    8,999,445
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                             940,982   $  20,922,654          1,302,301   $   23,985,553
Dividends and/or
distributions reinvested              --              --                 --               --
Redeemed                      (1,517,359)    (33,703,401) 2      (2,793,027)     (51,360,710) 3
                              -----------------------------------------------------------------
Net decrease                    (576,377)  $ (12,780,747)        (1,490,726)  $  (27,375,157)
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                           1,115,903   $  24,899,966          1,548,621   $   28,511,932
Dividends and/or
distributions reinvested           3,708          76,385                 --               --
Redeemed                        (856,387)    (19,099,410) 2      (1,818,883)     (33,479,017) 3
                              -----------------------------------------------------------------
Net increase (decrease)          263,224   $   5,876,941           (270,262)  $   (4,967,085)
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                             487,450   $  11,199,207            807,614   $   15,360,583
Dividends and/or
distributions reinvested           8,011         170,075              6,864          125,137
Redeemed                        (411,508)     (9,340,913) 2        (820,678)     (15,474,159) 3
                              -----------------------------------------------------------------
Net increase (decrease)           83,953   $   2,028,369             (6,200)  $       11,561
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                           8,586,509   $ 204,955,941            334,146   $    6,835,178
Dividends and/or
distributions reinvested           5,850         125,371                 --               --
Redeemed                         (36,665)       (924,637) 2          (9,558)        (198,299) 3
                              -----------------------------------------------------------------
Net increase                   8,555,694   $ 204,156,675            324,588   $    6,636,879
                              =================================================================

1. For the year ended November 30, 2005, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to November 30, 2005, for Class Y shares.

2. Net of redemption fees of $4,406, $860, $901, $208, and $368 for Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $6,990, $1,588, $1,479, $325 and $20 for Class A, Class B, Class C, Class N and Class Y, respectively.


                   35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2006, were as follows:

                                            PURCHASES              SALES
               ---------------------------------------------------------
               Investment securities     $278,624,465        $60,631,749

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                FEE SCHEDULE
                -----------------------------------------------
                Up to $250 million of net assets          0.80%
                Next $250 million of net assets           0.77
                Next $500 million of net assets           0.75
                Next $1 billion of net assets             0.69
                Over $2.0 billion of net assets           0.67

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2006, the Fund paid $1,591,418 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                   36 | OPPENHEIMER INTERNATIONAL GROWTH FUND and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at May 31, 2006 for Class B, Class C and Class N shares were $2,788,796, $3,149,866 and $344,262, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                     CLASS A         CLASS B         CLASS C         CLASS N
                     CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                   FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
               SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------
May 31, 2006        $222,729          $2,110        $112,866          $7,303          $7,865

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended May 31, 2006, OFS waived $5,485 for Class N. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                   37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                           CONTRACT          VALUATION
                              EXPIRATION     AMOUNT      AS OF MAY 31,     UNREALIZED
CONTRACT DESCRIPTION                DATE     (000S)               2006   APPRECIATION
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling (GBP)      6/1/06      2,080GBP      $3,890,631        $25,626

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of May 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                                UNREALIZED
                                             ACQUISITION                  VALUATION AS OF     APPRECIATION
SECURITY                                           DATES           COST      MAY 31, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                               6/19/01   $  7,500,000       $ 1,121,862      $(6,378,138)
Ceres Group, Inc., $4.00 Cv., Series D    2/6/01-3/21/06        258,188           419,556          161,368
Ceres Group, Inc., Cv., Series C                  1/6/99      2,400,000         3,900,000        1,500,000
Ceres Group, Inc., Cv., Series D          3/15/01-3/9/06      2,758,800         2,988,700          229,900
Marshall Edwards, Inc.                            5/6/02      6,869,052         5,392,206       (1,476,846)
Oxagen Ltd.                                     12/20/00      2,210,700            17,541       (2,193,159)
                                                           ------------------------------------------------
                                                           $ 21,996,740       $13,839,865      $(8,156,875)
                                                           ================================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value


                   38 | OPPENHEIMER INTERNATIONAL GROWTH FUND of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2006, the Fund had on loan securities valued at $41,101,039. Collateral of $43,380,521 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   40 | OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                   41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George R. Evans and the Manager's Global investment team and analysts. Mr. Evans has had over 18 years of experience managing global/international investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international multi-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year and three-year performance were better than its peer group average. However its five-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap growth and international multi-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those


                   42 | OPPENHEIMER INTERNATIONAL GROWTH FUND economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund's breakpoints are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   43 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to semiannual reports.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006